ACCRUED COMPENSATION PAYABLE TO OFFICERS AND DIRECTORS	6 Months Ended
Jun. 30, 2026
Accrued Compensation Payable To Officers And Directors
ACCRUED COMPENSATION PAYABLE TO OFFICERS AND DIRECTORS

6.	ACCRUED COMPENSATION PAYABLE TO OFFICERS AND DIRECTORS

	As of December 31,
	June 30, 2026	December 31, 2025

Accrued salaries for former directors	$166,636	$167,475

As at June 30, 2026, amounting to $94,181 and $72,455 was due to former director Long Ding Jung and Kamal Hamidon respectively. As at December 31, 2025, amounting to $94,655 and $72,820 was due to former director Long Ding Jung and Kamal Hamidon respectively.

The former director Long Ding Jung are currently taking legal proceeding against the Company to claim the recover amount of MYR 791,228. The Court dismissed the winding-up petition against the Company on 22 July 2026 and ordered the former director to pay RM10,000.00 in costs to the Company. Separately, the former director intends to appeal to the High Court in relation to the dismissal of the winding up petition The outcome of the ongoing legal proceedings remains pending.